Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Estimated Useful Lives of Property Plant and Equipment

Depreciation on property, plant and equipment is calculated using the straight-line method to allocate their costs less their residual values over their estimated useful lives, as follows:

	Depreciable life	Residual rate
Buildings	10 - 30 years	3-5%
Telecommunications equipment	5 - 10 years	3-5%
Office furniture, fixtures, motor vehicles and other equipment	5 - 10 years	3-5%